Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating
Net loss	$ (653,601)	$ (46,739)
Adjustments:
Accretion	75,864	74,541
Investing
Changes in non-cash investing working capital	(40,360)	10,213
Financing
Changes in non-cash financing working capital	(2,266)	2,756
Cash and cash equivalents, beginning of period	131,730
Cash and cash equivalents, end of period	19,087	131,730
Discontinued operations
Investing
Drilling and development		(108,713)
Continuing and discontinued operations
Operating
Net loss	(653,601)	(46,739)
Adjustments:
Accretion	75,864	74,541
Depletion and depreciation	743,387	683,240
Impairment expense	944,545
Unrealized (gain) loss on derivative instruments	(116,299)	452,858
Equity based compensation	18,847	15,569
Unrealized foreign exchange loss	41,406	58,471
Unrealized other (income) expense	(6,317)	5,834
Deferred tax recovery	(37,581)	(37,991)
Asset retirement obligations settled	(62,486)	(55,334)
Changes in non-cash operating working capital	(4,104)	(182,698)
Cash flows from operating activities	943,661	967,751
Investing
Drilling and development	(617,250)	(586,962)
Exploration and evaluation	(17,672)	(36,018)
Acquisitions, net of cash acquired	(1,088,761)	(12,728)
Acquisition of securities		(9,373)
Disposition of securities	41,782
Dispositions	483,525
Changes in non-cash investing working capital	(40,360)	10,213
Cash flows used in investing activities	(1,238,736)	(634,868)
Financing
Payments on lease obligations	(13,432)	(101,539)
Repurchase of shares	(35,746)	(140,707)
Cash dividends	(98,428)	(73,033)
Changes in non-cash financing working capital	(2,266)	2,756
Cash flows from (used in) financing activities	180,902	(344,084)
Foreign exchange gain on cash held in foreign currencies	1,530	1,475
Net change in cash and cash equivalents	(112,643)	(9,726)
Cash and cash equivalents, beginning of period	131,730	141,456
Cash and cash equivalents, end of period	19,087	131,730
Supplementary information for cash flows from operating activities
Interest paid	131,232	85,649
Income taxes paid	125,632	263,048
Revolving credit facility
Financing
Issuance of senior unsecured notes and term loan	225,902
Revolving credit facility | Continuing and discontinued operations
Financing
Net borrowings (repayments) on the revolving credit facility	225,902
Senior unsecured notes 2025
Financing
Repayment of senior unsecured notes and term loan	(399,467)	(31,561)
Senior unsecured notes 2025 | Continuing and discontinued operations
Financing
Repayment of senior unsecured notes and term loan	(399,467)	$ (31,561)
Senior unsecured notes 2030
Financing
Repayment of senior unsecured notes and term loan	(34,896)
Senior unsecured notes 2030 | Continuing and discontinued operations
Financing
Repayment of senior unsecured notes and term loan	(34,896)
Senior unsecured notes 2033
Financing
Repayment of senior unsecured notes and term loan	(23,733)
Issuance of senior unsecured notes and term loan	562,968
Senior unsecured notes 2033 | Continuing and discontinued operations
Financing
Repayment of senior unsecured notes and term loan	(23,733)
Issuance of senior unsecured notes and term loan	562,968
Term loan
Financing
Repayment of senior unsecured notes and term loan	(445,392)
Issuance of senior unsecured notes and term loan	445,392
Term loan | Continuing and discontinued operations
Financing
Repayment of senior unsecured notes and term loan	(445,392)
Issuance of senior unsecured notes and term loan	$ 445,392